RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Fund Management Fee and Reporting Fee [Table Text Block]
The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2017 and 2016, are as follows:

	2017
			Partnership Management
		Asset	Fee net of Asset
	Gross Partnership	Management and	Management and
	Management Fee	Reporting Fee	Reporting Fee
Series 15	$34,893	$9,962	$24,931
Series 16	138,132	17,254	120,878
Series 17	76,248	1,097	75,151
Series 18	95,616	15,650	79,966
Series 19	35,172	2,250	32,922
	$380,061	$46,213	$333,848

	2016
		Asset	Partnership Management
		Management and	Fee net of Asset
	Gross Partnership	Reporting Fee	Management and
	Management Fee		Reporting Fee
Series 15	$52,742	$87,581	$(34,839)
Series 16	176,280	65,994	110,286
Series 17	106,247	45,097	61,150
Series 18	95,616	15,118	80,498
Series 19	35,172	3,348	31,824
	$466,057	$217,138	$248,919

Schedule Of Management Fees Paid [Table Text Block]
The partnership management fees paid for the years ended March 31, 2017 and 2016 are as follows:

	2017	2016
Series 15	$-	$744,166
Series 16	243,000	82,001
Series 17	76,248	156,472
Series 18	-	320,583
Series 19	35,172	35,172
	$354,420	$1,338,394

Schedule Of Advances From Affiliate [Table Text Block]
The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2017 and 2016 are as follows:

	2017	2016
Series 15	$-	$-
Series 16	-	-
Series 17	-	-
Series 18	-	-
Series 19	-	-
	$-	$-

Schedule Of General Administrative [Table Text Block]
General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2017 and 2016 charged to each series’ operations are as follows:

	2017	2016
Series 15	$18,807	$16,250
Series 16	22,040	18,952
Series 17	18,755	16,959
Series 18	17,655	20,942
Series 19	17,196	15,253
	$94,453	$88,356